Cost of sales	6 Months Ended
Jun. 30, 2024
Cost of sales
Cost of sales
25.	Cost of sales

	Six-month period ended June 30,
	2024	2023

	(Unaudited)
Costs variables
Imported products (1)	9,301,496	12,941,008
Purchases of crude in associations and concessions	6,095,118	7,122,442
Depreciation, depletion, and amortization	4,642,829	3,692,227
Hydrocarbon purchases - ANH (2)	4,120,442	3,736,297
Electric Energy	1,088,360	900,979
Gas royalties in cash	509,940	682,877
Taxes and contributions	33,828	164,934
Hydrocarbon transportation services	834,586	744,765
Processing materials	727,609	717,049
Purchases of other products and gas	701,844	627,766
Services contracted in association	150,289	158,116
Extensive tests	29,095	42,148
Others (3)	(751,369)	1,226,743
	27,484,067	32,757,351
Fixed cost
Depreciation and amortization	2,403,088	2,555,684
Maintenance	2,232,203	1,993,000
Labor costs	2,139,056	1,968,750
Contracted services	1,716,484	1,550,482
Construction services	1,587,718	1,343,037
Contracted services in associations	667,485	723,716
Taxes and contributions	597,098	555,889
Materials and operating supplies	378,514	424,404
Hydrocarbon transportation services	164,386	121,737
General costs	273,420	271,181
	12,159,452	11,507,880
	39,643,519	44,265,231
(1)	Imported products correspond mainly to middle distillates and gasoline, the variation is due to a lower requirement due to the greater operation in refineries.
(2)	Corresponds mainly to royalty crude purchases made by Ecopetrol S.A. from the National Hydrocarbons Agency (ANH), derived from national production.
(3)	It corresponds to i) the process of use and valuation of core inventories, ii) measurement at net realizable value (NRV), and iii) other capitalizable charges to projects.